Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Unclassified Stock	Additional Paid-In Capital USD ($)	Retained Earnings (Deficit) USD ($)	Accumulated Other Comprehensive Loss USD ($)	Total Stockholders’ Equity USD ($)	Non-Controlling Interest USD ($)	Member’s Equity USD ($)	Common Class A Common Stock USD ($)	Common Class B Common Stock USD ($)		First Allied Holdings, Inc. USD ($)	First Allied Holdings, Inc. Additional Paid-In Capital USD ($)	First Allied Holdings, Inc. Total Stockholders’ Equity USD ($)	First Allied Holdings, Inc. Common Class A Common Stock USD ($)
Beginning Balance at Dec. 31, 2010		$ 3,167		$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,167	$ 0	$ 0
Beginning Balance, shares at Dec. 31, 2010			0							0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		3,742							3,742
Contributions		9,520							9,520
Distributions		(13,561)							(13,561)
Unrealized loss on available-for-sale securities, net of tax		0
Ending Balance at Dec. 31, 2011		2,868		0	0	0	0	0	2,868	0	0
Ending Balance, shares at Dec. 31, 2011			0							0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		7,412							7,412
Contributions		3,646							3,646
Distributions		(8,200)							(8,200)
Unrealized loss on available-for-sale securities, net of tax		0
Ending Balance at Dec. 31, 2012		5,726		0	0	0	0	0	5,726	0	0
Ending Balance, shares at Dec. 31, 2012			0							0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		47,454			(165)		(165)		47,619
Distributions		(19,650)							(19,650)
Issuance of common stock, shares	[1]		100
Ending Balance at Jun. 09, 2013		33,530			(165)		(165)		33,695
Ending Balance, shares at Jun. 09, 2013			100
Beginning Balance at Dec. 31, 2012		5,726		0		0		0		0	0
Beginning Balance, shares at Dec. 31, 2012										0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[2]	98,015
Issuance of common stock, shares																11,264,929
Issuance of common stock, net of offering costs													137,163	137,152	137,163	11
Unrealized loss on available-for-sale securities, net of tax	[2]	(489)
Ending Balance at Dec. 31, 2013	[2]	216,354
Beginning Balance at Jun. 09, 2013		33,530		0	(165)	0	(165)	0	33,695	0	0
Beginning Balance, shares at Jun. 09, 2013			100							0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		50,561			2,266		2,266	48,295
Issuance of common stock, shares										2,500,000
Issuance of common stock, net of offering costs		43,627		43,624			43,627			3
Reorganization, shares	[3]		(100)								24,000,000
Reorganization		0			165		189	33,506	(33,695)		24	[3]
Equity-based compensation (OPP)		492						492
Unrealized loss on available-for-sale securities, net of tax		(489)				(46)	(46)	(443)
Distributions to non-controlling interests		(47,180)						(47,180)
Dividends declared on Class A common stock		(1,350)		(248)	(1,102)		(1,350)
Ending Balance at Dec. 31, 2013	[2]	$ 216,354		$ 180,528	$ 1,164	$ (46)	$ 181,684	$ 34,670		$ 14	$ 24
Ending Balance, shares at Dec. 31, 2013	[2]									13,764,929	24,000,000

[1]	(a) Represents the initial 100 shares of $0.01 par value common stock issued to RCAP Holdings for $100.00, but due to rounding, $1.00 of par value and $99.00 of additional paid-in capital do not appear in the consolidated statement of changes in stockholders’ equity.
[2]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[3]	(b) Represents the reversal of the initial $1.00 aggregate par value common stock and related $99.00 additional paid-in capital.